CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total	Issued capital [member]	Additional paid-in capital [member]	Retained earnings [member]	Foreign currency translation reserve [member]	Investment revaluation reserve [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Equity at beginning of period at Dec. 31, 2015		$ 160,185	$ 41,050	$ 51,854	$ 69,243	$ (2,064)	$ 52	$ 160,135	$ 50
Number of shares issued at beginning of period (in shares) at Dec. 31, 2015	[1]	34,208,406
Issuance of shares under share-based compensation plan (see note 30.1)		$ 2,178	311	1,867				2,178
Issuance of shares under share-based compensation plan (see note 30.1) (in shares)	[1]	258,915
Issuance of shares for payments of Huddle minority interest (note 30.1)		$ 305	13	292				305
Issuance of shares for payments of Huddle minority interest (note 30.1) (in shares)	[1]	11,213
Issuance of shares under subscription agreement (see note 30.1)		$ 6,420	202	6,218				6,420
Issuance of shares under subscription agreement (see note 30.1) (in shares)	[1]	169,109
Share-based compensation plan (see note 23)		$ 2,559		2,559				2,559
Other comprehensive income (loss) for the year		1,051				1,103	(52)	1,051
Net income for the year		35,862			35,876			35,876	(14)
Equity at end of period at Dec. 31, 2016		$ 208,560	41,576	62,790	105,119	(961)	0	208,524	36
Number of shares issued at end of period (in shares) at Dec. 31, 2016	[1]	34,647,643
Issuance of shares under share-based compensation plan (see note 30.1)		$ 8,437	511	7,926				8,437
Issuance of shares under share-based compensation plan (see note 30.1) (in shares)	[1]	425,640
Issuance of shares under subscription agreement (see note 30.1)		$ 5,695	184	5,511				5,695
Issuance of shares under subscription agreement (see note 30.1) (in shares)	[1]	153,481
Share-based compensation plan (see note 23)		$ 10,501		10,501				10,501
Other comprehensive income (loss) for the year		(292)				(265)	(27)	(292)
Net income for the year		30,463			30,539			30,539	(76)
Equity at end of period at Dec. 31, 2017		$ 263,364	42,271	86,728	135,658	(1,226)	(27)	263,404	(40)
Number of shares issued at end of period (in shares) at Dec. 31, 2017	[1]	35,226,764
Issuance of shares under share-based compensation plan (see note 30.1)		$ 9,085	810	8,275				9,085
Issuance of shares under share-based compensation plan (see note 30.1) (in shares)	[1]	674,901
Issuance of shares under subscription agreement (see note 30.1)		$ 3,217	77	3,140				3,217
Issuance of shares under subscription agreement (see note 30.1) (in shares)	[1]	63,997
Share-based compensation plan (see note 23)		$ 11,537		11,537				11,537
Other comprehensive income (loss) for the year		(883)				(871)	(12)	(883)
Acquisition of non-controlling interest (see note 24)				(121)				(121)	121
Net income for the year		51,596			51,677			51,677	(81)
Equity at end of period at Dec. 31, 2018		$ 337,916	$ 43,158	$ 109,559	$ 187,335	$ (2,097)	$ (39)	$ 337,916	$ 0
Number of shares issued at end of period (in shares) at Dec. 31, 2018	[1]	35,965,662

[1]	All shares are issued, authorized and fully paid. Each share is issued at a nominal value of $1.20 per share and entitles to one vote.